TRADE RECEIVABLES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2023
Disclosure Trade Receivables and Other Current Assets [Abstract]
TRADE RECEIVABLES AND OTHER CURRENT ASSETS	TRADE RECEIVABLES AND OTHER CURRENT ASSETS
Brookfield Renewable's trade receivables and other current assets are as follows:

(MILLIONS)	June 30, 2023	December 31, 2022
Trade receivables	$652	$672
Collateral deposits(1)	335	609
Short-term deposits and advances	140	113
Prepaids and other	113	86
Income tax receivable	74	74
Sales taxes receivable	73	73
Current portion of contract asset	61	54
Inventory	40	42
Other short-term receivables	145	137
	$1,633	$1,860
(1)Collateral deposits are related to energy derivative contracts that Brookfield Renewable enters into in order to mitigate the exposure to wholesale market electricity prices on the future sale of uncontracted generation, as part of Brookfield Renewable's risk management strategy.
Brookfield Renewable primarily receives monthly payments for invoiced power purchase agreement revenues and has no significant aged receivables as of the reporting date. Receivables from contracts with customers are reflected in Trade receivables.